Balance Sheet Detail - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 92,467	$ 16,187	$ 8,212
Less accumulated depreciation and amortization	(12,355)	(5,290)	(2,278)
Total property and equipment, net	80,112	10,897	5,934
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,220	0
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	490	0
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,167	4,209	2,029
Test and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,782	3,787	1,726
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	45,152	3,609	1,683
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,563	2,121	1,566
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,381	1,941	1,177
Automobile [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,712	$ 520	$ 31